Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2015
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY [Abstract]
Schedule of balance sheets
	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	1,323,280	1,090,097	168,282
Amounts due from subsidiaries	18,000	3,468,022	535,370
Prepayments and other current assets	1,561	4,888	755
Total current assets	1,342,841	4,563,007	704,407

Intangible assets	—	607,669	93,808
Total assets	1,342,841	5,170,676	798,215

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	16,723	664,420	102,568
Total current liabilities	16,723	664,420	102,568
Non-current liabilities
Investments (income)/ deficit in subsidiaries and VIE	(82,605)	1,185,106	182,949
Total non-current liabilities	(82,605)	1,185,106	182,949
Total liabilities	(65,882)	1,849,526	285,517

Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2014 and 2015; 188,435,922 shares (including 82,487,876 Class A shares and 105,948,046 Class B shares) and 286,970,892 shares (including 269,597,392 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2014 and 2015, respectively)	121	181	28
Additional paid-in capital	2,298,727	5,482,367	846,332
Accumulated other comprehensive income/(loss)	(21,081)	167,025	25,784
Accumulated deficit	(869,044)	(2,328,423)	(359,446)
Total Tuniu Corporation shareholders' equity	1,408,723	3,321,150	512,698
Total liabilities and equity	1,342,841	5,170,676	798,215

Schedule of statements of comprehensive loss
	For the Years Ended December 31,
	2013	2014	2015
				US$ (Note 2(d))
Operating expenses
Research and product development	—	—	—	—
Sales and marketing	—	—	—	—
General and administrative	(4,027)	(5,617)	(19,016)	(2,936)
Share of loss of subsidiaries and affiliated entities	(77,414)	(446,159)	(1,341,212)	(207,047)
Other operating income	—	415	—	—
Total operating expenses	(81,441)	(451,361)	(1,360,228)	(209,983)
Loss from operations	(81,441)	(451,361)	(1,360,228)	(209,983)
Other income/(expenses)
Interest income	1,738	6,619	19,183	2,961
Foreign exchange gains/(losses),net	71	(3,116)	(119,161)	(18,395)
Other income, net	—	—	827	128
Loss before income tax expense	(79,632)	(447,858)	(1,459,379)	(225,289)

Net loss	(79,632)	(447,858)	(1,459,379)	(225,289)
Deemed dividends to preferred shareholders	(59,428)	(15,606)	—	—
Net loss attributable to ordinary shareholders	(139,060)	(463,464)	(1,459,379)	(225,289)

Net loss	(79,632)	(447,858)	(1,459,379)	(225,289)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	(5,331)	(1,358)	188,106	29,038
Comprehensive loss	(84,963)	(449,216)	(1,271,273)	(196,251)

Schedule of statements of cash flows
	For the Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$ (Note 2(d))
Cash (used in) provided by operating activities	(3,058)	2,636	645,364	99,627
Cash used in investing activities	(93,595)	(518,690)	(3,434,719)	(530,229)
Cash provided by financing activities	306,360	1,540,397	2,442,860	377,113

Effect of exchange rate changes on cash and cash equivalents	(5,250)	(3,040)	113,312	17,492
Net increase /(decrease) in cash and cash equivalents	204,457	1,021,303	(233,183)	(35,997)
Cash and cash equivalents at the beginning of year	97,520	301,977	1,323,280	204,279
Cash and cash equivalents at the end of year	301,977	1,323,280	1,090,097	168,282
Supplemental disclosure of non-cash investing and financing activities
Deemed dividends to preferred shareholders	59,428	15,606	—	—
Accrued issuance cost related to private placement	—	14,076	—	—
Accrual related to deferred initial public offering costs	2,127	—	—	—
Receivables related to exercise of stock option	—	(1,020)	(3,379)	(522)